Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Aggressive Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$12	0.11%
[1]
Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.11%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Templeton Aggressive Model Portfolio Fund returned 18.29%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 18.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted in U.S. small cap and international equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class I	18.29	13.88
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	18.45	15.57
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 864,142,165
Holdings Count | $ / shares	21	[3]
Advisory Fees Paid, Amount	$ 664,647
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$864,142,165
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$664,647
Portfolio Turnover Rate	18%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Aggressive Model Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$39	0.36%
[4]
Expenses Paid, Amount	$ 39	[4]
Expense Ratio, Percent	0.36%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Templeton Aggressive Model Portfolio Fund returned 18.02%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 18.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted in U.S. small cap and international equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class II	18.02	13.60
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	18.45	15.57
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 864,142,165
Holdings Count | $ / shares	21	[6]
Advisory Fees Paid, Amount	$ 664,647
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$864,142,165
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$664,647
Portfolio Turnover Rate	18%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Aggressive Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$12	0.11%
[7]
Expenses Paid, Amount	$ 12	[7]
Expense Ratio, Percent	0.11%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Templeton Moderately Aggressive Model Portfolio Fund returned 14.49%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 14.77%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and an allocation in emerging markets fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted in U.S. small cap and international equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class I	14.49	10.70
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	14.77	11.85
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 2,183,826,994
Holdings Count | $ / shares	28	[9]
Advisory Fees Paid, Amount	$ 1,805,123
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,183,826,994
Total Number of Portfolio Holdings*	28
Total Management Fee Paid	$1,805,123
Portfolio Turnover Rate	22%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Aggressive Model Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$39	0.36%
[10]
Expenses Paid, Amount	$ 39	[10]
Expense Ratio, Percent	0.36%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Templeton Moderately Aggressive Model Portfolio Fund returned 14.28%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 14.77%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and an allocation in emerging markets fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted in U.S. small cap and international equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class II	14.28	10.44
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	14.77	11.85
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 2,183,826,994
Holdings Count | $ / shares	28	[12]
Advisory Fees Paid, Amount	$ 1,805,123
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,183,826,994
Total Number of Portfolio Holdings*	28
Total Management Fee Paid	$1,805,123
Portfolio Turnover Rate	22%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderate Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$12	0.11%
[13]
Expenses Paid, Amount	$ 12	[13]
Expense Ratio, Percent	0.11%	[13]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Templeton Moderate Model Portfolio Fund returned 12.27%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 11.37%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and U.S. fixed income contributed to relative performance.
↑	Underlying manager selection results were positive overall, especially in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted primarily in international and U.S. small cap equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class I	12.27	8.44
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	11.37	8.81
[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,585,985,510
Holdings Count | $ / shares	29	[15]
Advisory Fees Paid, Amount	$ 1,357,554
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,585,985,510
Total Number of Portfolio Holdings*	29
Total Management Fee Paid	$1,357,554
Portfolio Turnover Rate	32%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderate Model Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$38	0.36%
[16]
Expenses Paid, Amount	$ 38	[16]
Expense Ratio, Percent	0.36%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Templeton Moderate Model Portfolio Fund returned 11.95%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 11.37%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and U.S. fixed income contributed to relative performance.
↑	Underlying manager selection results were positive overall, especially in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor as they underperformed developed market equities.
↓	Underlying manager selection results detracted primarily in international and U.S. small cap equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class II	11.95	8.16
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	11.37	8.81
[17]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,585,985,510
Holdings Count | $ / shares	29	[18]
Advisory Fees Paid, Amount	$ 1,357,554
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,585,985,510
Total Number of Portfolio Holdings*	29
Total Management Fee Paid	$1,357,554
Portfolio Turnover Rate	32%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Conservative Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$14	0.13%
[19]
Expenses Paid, Amount	$ 14	[19]
Expense Ratio, Percent	0.13%	[19]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Templeton Moderately Conservative Model Portfolio Fund returned 9.69%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 8.95%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and an allocation in emerging markets fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income, where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor to relative performance as they underperformed developed market equities.
↓	Underlying manager selection results detracted primarily in international and U.S. small cap equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class I	9.69	6.41
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	8.95	6.17
[20]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 440,038,534
Holdings Count | $ / shares	25	[21]
Advisory Fees Paid, Amount	$ 400,963
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$440,038,534
Total Number of Portfolio Holdings*	25
Total Management Fee Paid	$400,963
Portfolio Turnover Rate	46%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Moderately Conservative Model Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$40	0.38%
[22]
Expenses Paid, Amount	$ 40	[22]
Expense Ratio, Percent	0.38%	[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Templeton Moderately Conservative Model Portfolio Fund returned 9.33%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 8.95%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to international equities and an allocation in emerging markets fixed income contributed to relative performance.
↑	Underlying manager selection results were positive in U.S. fixed income, where high yield was notably positive.

Top detractors from performance:
↓	Allocation to emerging market equities was a detractor to relative performance as they underperformed developed market equities.
↓	Underlying manager selection results detracted primarily in international and U.S. small cap equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class II	9.33	6.16
Russell 3000 Index	23.81	18.78
Bloomberg U.S. Aggregate Index	1.25	-1.33
Composite Benchmark†	8.95	6.17
[23]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 440,038,534
Holdings Count | $ / shares	25	[24]
Advisory Fees Paid, Amount	$ 400,963
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$440,038,534
Total Number of Portfolio Holdings*	25
Total Management Fee Paid	$400,963
Portfolio Turnover Rate	46%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Conservative Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$17	0.16%
[25]
Expenses Paid, Amount	$ 17	[25]
Expense Ratio, Percent	0.16%	[25]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Templeton Conservative Model Portfolio Fund returned 6.39%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Composite Benchmark†, which returned 1.25%, 23.51% and 5.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to and allocation within fixed income contributed to relative performance.
↑	Underlying manager selection results were positive overall, especially within U.S. fixed income led by high yield.

Top detractors from performance:
↓	Allocation to international equities was a detractor to relative performance as they underperformed U.S. equities.
↓	Underlying manager selection results detracted in U.S. small cap equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class I	6.39	3.41
Bloomberg U.S. Aggregate Index	1.25	-1.33
Russell 3000 Index	23.81	18.78
Composite Benchmark†	5.50	2.57
[26]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 174,959,132
Holdings Count | $ / shares	20	[27]
Advisory Fees Paid, Amount	$ 152,958
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$174,959,132
Total Number of Portfolio Holdings*	20
Total Management Fee Paid	$152,958
Portfolio Turnover Rate	51%
[27]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Templeton Conservative Model Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$42	0.41%
[28]
Expenses Paid, Amount	$ 42	[28]
Expense Ratio, Percent	0.41%	[28]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Templeton Conservative Model Portfolio Fund returned 6.15%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Composite Benchmark†, which returned 1.25%, 23.51% and 5.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance which had a stronger return than other asset classes.
↑	Underweight to and allocation within fixed income contributed to relative performance.
↑	Underlying manager selection results were positive overall, especially within U.S. fixed income led by high yield.

Top detractors from performance:
↓	Allocation to international equities was a detractor to relative performance as they underperformed U.S. equities.
↓	Underlying manager selection results detracted in U.S. small cap equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (4/15/2020)
Class II	6.15	3.16
Bloomberg U.S. Aggregate Index	1.25	-1.33
Russell 3000 Index	23.81	18.78
Composite Benchmark†	5.50	2.57
[29]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 174,959,132
Holdings Count | $ / shares	20	[30]
Advisory Fees Paid, Amount	$ 152,958
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$174,959,132
Total Number of Portfolio Holdings*	20
Total Management Fee Paid	$152,958
Portfolio Turnover Rate	51%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
†	The Fund’s Composite Benchmark is comprised of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
†	The Fund’s Composite Benchmark is comprised of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[8]
†	The Fund’s Composite Benchmark is comprised of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[11]
†	The Fund’s Composite Benchmark is comprised of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[14]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[17]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[20]
†	The Fund’s Composite Benchmark is comprised of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[23]
†	The Fund’s Composite Benchmark is comprised of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[26]
†	The Fund’s Composite Benchmark is comprised of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[29]
†	The Fund’s Composite Benchmark is comprised of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.

[30]
*	Does not include derivatives, except purchased options, if any.